Shares in group companies	12 Months Ended
Dec. 31, 2021
Aegon N.V [member]
Statement [LineItems]
Shares in group companies
8 Shares in group companies

	2021	2020

At January 1	24,846	25,037

Capital contributions and acquisitions	65	96

Dividend received	(1,196)	(735)

Net result for the financial year	2,120	-

Revaluations	209	448

At December 31	26,042	24,846
For a list of names and locations of the most important group companies, refer to note 49 Group companies of the consolidated financial statements of the Group. The legally required list of participations as set forth in article 379 of Book 2 of the Netherlands Civil Code has been registered with the Commercial Register of The Hague.